ORGANIZATION, OPERATIONS AND BASIS OF ACCOUNTING (Detail Textuals 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Organization, Operations and Basis of Accounting [Abstract]
Operating Income (Loss)	$ (60,688)	$ (38,729)	$ (102,367)	$ (56,254)	$ (112,854)	$ (73,554)
Net loss from continuing operations	(75,390)	$ (40,408)	(120,066)	(59,612)	(119,253)	(826,004)
Cash used in operating activities			(514,287)	$ (60,872)	(108,377)	(60,033)
Note payable	66,613		66,613		66,613	66,613
Working capital deficiency					(11,761)
Accumulated deficit	$ (1,065,323)		$ (1,065,323)		$ (945,257)	$ (826,004)